Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net profit	$ 3,914,284	$ 592,205	$ 168,359
Items of other comprehensive income that will not be reclassified to profit for the year, before taxes
(Losses) gains from measurements of defined benefit plans	(6,350)	4,679	974
Gains (losses) from financial assets measured irrevocably at fair value through other comprehensive income	190	(12,072)	9,784
Total other comprehensive income that will not be reclassified to profit for the year, before taxes	(6,160)	(7,393)	10,758
Items of other comprehensive income that will be reclassified to profit for the year, before taxes
Foreign currency exchange gains from joint ventures and associates	(255)	4,240	14,000
Cash flow hedges - effective portion of changes in fair value	36,079	(66,051)	(461)
Cash flow hedges - reclassified to profit or loss	(9,457)	13,289	(3,245)
Total other comprehensive income that will be reclassified to profit for the year	26,367	(48,522)	10,294
Other items of other comprehensive income, before taxes	20,207	(55,915)	21,052
Income taxes related to items of other comprehensive income that will not be reclassified to profit for the year
Income tax benefit (expense) relating to measurement of defined benefit pension plans through other comprehensive income	1,273	(142)	(145)
Income tax benefit (expense) relating to (losses) gains on financial assets measured irrevocably at fair value through other comprehensive income	(17)	3,818	(2,642)
Total income tax benefit (expense) relating to components of other comprehensive income that will be not reclassified to profit for the year	1,256	3,676	(2,787)
Income taxes relating to components of other comprehensive income that will be reclassified to profit for the year
Income tax benefit (expense) related to (losses) gains on cash flow hedges	(7,172)	14,246	1,001
Total income tax benefit (expense) relating to components of other comprehensive income that will be reclassified to profit for the year	(7,172)	14,246	1,001
Total other comprehensive income	14,291	(37,993)	19,266
Total comprehensive income	3,928,575	554,212	187,625
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	3,920,781	546,846	183,941
Comprehensive income attributable to non-controlling interest	7,794	7,366	3,684
Total comprehensive income	$ 3,928,575	$ 554,212	$ 187,625